Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of statutory rates to net loss before income taxes
	January 31, 2021 $	January 31, 2020 $

Net loss before taxes	(36,350,790)	(19,588,762)
Statutory rate	27.00%	27.00%

Expected tax recovery	(9,814,710)	(5,288,966)
Foreign tax rate differences	219,740	(36,227)
Permanent differences and other	115,020	194,935
Write-off and impairments	3,017,450	–
Abandoned assets	52,490	–
Change in deferred tax assets not recognized	6,410,010	5,130,258

Income tax provision	–	–

	2021 $	2020 $

Right-of-use assets – CDA	–	(877,943)
Lease liability - CDA	–	886,753
Non-capital loss – CDA	1,950	8,150
Equipment	(820)	(34,741)
Intangible assets	(1,130)	–
Tax loss carryforwards - USA	–	17,781

Net deferred tax asset (liability)	–	–

Schedule of deferred income tax assets and liabilities
	2021 $	2020 $

Tax loss carryforwards – CDA	33,038,280	24,293,651
Tax loss carryforwards - USA	539,080	10,303,206
Tax loss carryforwards – Europe	839,770	400,570
Tax loss carryforwards – Australia	434,550	–
Intangible assets	17,472,600	119,978
Property and equipment	49,740	–
Lease liability	–	1,418,024
Financing costs	5,242,820	3,568,281
Capital loss	4,605,190	568,786

Total unrecognized deductible temporary differences	62,222,030	40,672,496

Schedule of incurred and the expiration date of the operating loss
Expiry Date	Non-Capital Loss $

2031	111,506
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	806,642
2039	4,937,403
2040	10,314,288
2041	7,987,760

33,038,280